S-K 1602, SPAC Registered Offerings	Dec. 23, 2025
Spac Offering Forepart Line Items
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation [Table Text Block]

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Illumination Acquisition 1 Sponsor LLC	$20,000 per month	Office space, administrative and shared personnel support services

	7,666,667 ordinary shares(1)	$25,000

	365,000 private placement units (or up to 395,000 private placement units if the underwriters’ over-allotment option is exercised in full) to be purchased simultaneously with the closing of this offering(2)	$3,650,000 (or up to $3,950,000 if the underwriters’ over-allotment option is exercised in full)

	Up to $250,000 in loans	Repayment of loans made to us to cover offering related and organizational expenses.

Illumination Acquisition 1 Sponsor LLC	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

Illumination Acquisition 1 Sponsor LLC, our officers, or directors, or our or their respective affiliates	Customary finder’s fees, advisory fees, consulting fees or success fees	Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

Illumination Acquisition 1 Sponsor LLC, our officers or directors, initial shareholders or our or their respective affiliates	Up to $1,500,000 in working capital loans, which loans may be convertible into private placement units of the postbusiness combination entity at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an initial business combination

(1)	Of the Class B ordinary shares, the non-managing sponsor investors own, indirectly through the purchase of non-managing membership interests, [_____] founder shares (or [_____] founder shares if the underwriters’ over-allotment option is exercised in full), which were purchased for approximately $0.003 per share. The non-managing sponsor investors will have no right to vote the founder shares that they hold indirectly through their Class A membership units in the sponsor.
(2)	The non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of 315,000 (or 345,000 if the underwriters’ over-allotment option is exercised in full) of the 365,000 private placement units (or 395,000 private placement units if the underwriters’ over-allotment option is exercised in full) being purchased by our sponsor at a price of $10.00 per unit ($3,150,000 in the aggregate (or $3,450,000 if the underwriters’ over-allotment option is exercised in full)) in a private placement that will close simultaneously with the closing of this offering. The purchase of the non-managing sponsor membership interests is not contingent upon the participation in this offering or vice versa.

SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

As of November 30, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.13	$6.50	$3.50	$5.51	$4.49	$3.72	$6.28	$(0.57)	$10.57
Assuming No Exercise of Over-Allotment Option
$7.12	$6.49	$3.51	$5.50	$4.50	$3.70	$6.30	$(0.58)	$10.58

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
Spac Offering Prospectus Summary Line Items
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Sourcing of Potential Business Combination Targets

We believe our management team’s significant operating and transaction experience and relationships will provide us with a substantial number of potential initial business combination targets. Over the course of their careers, the members of our management team have developed a broad network of contacts and corporate relationships around the world. This network has grown through the activities of our management team sourcing, acquiring and financing businesses, the reputation of our management team and advisors for integrity and fair dealing with sellers, financing sources and target management teams and the experience of our management team in executing transactions under varying economic and financial market conditions.

We expect to receive a number of proprietary transaction opportunities as a result of the business relationships, direct outreach, and deal sourcing activities of our management team. In addition to the proprietary deal flow, we anticipate that target business candidates will be brought to our attention from various unaffiliated sources, including investment banking firms, consultants, accounting firms, private equity groups, large business enterprises, and other market participants. These sources may also introduce us to target businesses in which they think we may be interested on an unsolicited basis, since many of these sources will have read this prospectus and know what types of businesses we are targeting. Our initial shareholders, as well as their affiliates, may also bring to our attention target business candidates that they become aware of through their business contacts as a result of formal or informal inquiries or discussions they may have, as well as attending trade shows or conventions.

Prior to or in connection with the completion of our initial business combination, we may pay our sponsor, officers or directors, or our or their respective affiliates, a customary finder’s fee, advisory fee, consulting fee or success fee for any services they render to us in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account.

We expect to engage a finder only to the extent our management determines that the use of a finder may bring opportunities to us that may not otherwise be available to us or if finders approach us on an unsolicited basis with a potential transaction that our management determines is in our best interest to pursue. Payment of a finder’s fee is customarily tied to completion of a transaction, in which case any such fee will be paid out of the funds held in the trust account.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, non-managing sponsor investors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors or non-managing sponsor investors. In the event we seek to complete our initial business combination with a company that is affiliated with our sponsor (including its members), officers or directors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

We have also not contacted any of the prospective target businesses that the prior SPACs that our management team members have been involved with had considered and rejected while such entities were blank check companies searching for target businesses to acquire. We do not currently intend to contact any of such targets; however, we may do so in the future if we become aware that the valuations, operations, profits or prospects of such target business, or the benefits of any potential transaction with such target business, would be attractive.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]	Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the net proceeds we will receive from this offering and the sale of the private placement units described in this prospectus, $200,000,000, or $230,000,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit in either case), will be placed in a U.S. based trust account with Continental Stock Transfer & Trust Company acting as trustee, and initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. The proceeds to be placed in the trust account include up to $7,000,000 (or up to $8,050,000 if the underwriters’ over-allotment option is exercised in full) in deferred underwriting commissions.

Except with respect to interest earned on the funds held in the trust account that may be released to us to pay our taxes, if any (excluding any Excise Tax, or similar tax, imposed on us), the proceeds from this offering and the sale of the private placement units will not be released from the trust account until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to amend our amended and restated memorandum and articles of association to (A) modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated an initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity. The proceeds deposited in the trust account could become subject to the claims of our creditors, if any, which could have priority over the claims of our public shareholders.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Material Terms [Text Block]	20,000,000 units, at $10.00 per unit, each unit consisting of: ● one Class A ordinary share; and ● one-third of one redeemable warrant.
SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Shareholders upon Completion of Our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares, regardless of whether they abstain, vote for, or vote against, our initial business combination, upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account (less taxes payable (excluding any Excise Tax, or similar tax, imposed on us)), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to any shares held by them in connection with the completion of our initial business combination. The non-managing sponsor investors are not required to (i) hold any units, Class A ordinary shares or public warrants they may purchase in this offering or thereafter for any amount of time, (ii) vote any Class A ordinary shares they may own at the applicable time in favor of our initial business combination or (iii) refrain from exercising their right to redeem their public shares at the time of our initial business combination. The non-managing sponsor investors will have the same rights to the funds held in the trust account with respect to the Class A ordinary shares comprising part of the units they may purchase in this offering as the rights afforded to our other public shareholders. However, if the non-managing sponsor investors purchase all of the units for which they have expressed to us an interest in purchasing or otherwise hold a substantial number of our units, then the non-managing sponsor investors will potentially have different interests than our other public shareholders in approving our initial business combination and otherwise exercising their rights as public shareholders because of their indirect ownership of founder shares as further discussed in this prospectus.

Our proposed initial business combination may impose a minimum cash requirement for (i) cash consideration to be paid to the target or its owners, (ii) cash for working capital or other general corporate purposes or (iii) the retention of cash to satisfy other conditions. In the event the aggregate cash consideration we would be required to pay for all Class A ordinary shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed initial business combination exceed the aggregate amount of cash available to us, we will not complete the initial business combination or redeem any shares, and all Class A ordinary shares submitted for redemption will be returned to the holders thereof. We may, however, raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering, in order to, among other reasons, satisfy such net tangible assets or minimum cash requirements.

Manner of Conducting Redemptions

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination either (i) in connection with a general meeting called to approve the business combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirement or whether we were deemed to be a foreign private issuer (which would require a tender offer rather than seeking shareholder approval under SEC rules), as described above under the heading “Shareholders May Not Have the Ability to Approve Our Initial Business Combination.” Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company (other than with a 90% subsidiary of ours) and any transactions where we issue more than 25% of our issued and outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. So long as we obtain and maintain a listing for our securities on Nasdaq, we will be required to comply with Nasdaq’s shareholder approval rules.

The requirement that we provide our public shareholders with the opportunity to redeem their public shares by one of the two methods listed above are contained in provisions of our amended and restated memorandum and articles of association and will apply whether or not we maintain our registration under the Exchange Act or our listing on Nasdaq. Such provisions may be amended if approved by a special resolution, which requires the affirmative vote of at least two-thirds of the votes cast by such shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the applicable general meeting of the company, so long as we offer redemption in connection with such amendment.

De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	The proceeds deposited in the trust account could become subject to the claims of our creditors, if any, which could have priority over the claims of our public shareholders.
De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	If we do not complete our initial business combination within the completion window, while we do not currently intend to seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, we may elect to do so in the future.
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	there are no limitations as to the duration of an extension or the number of times the completion window may be extended by shareholders via an amendment to our amended and restated memorandum and articles of association. If we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less taxes payable (excluding any Excise Tax, or similar tax, imposed on us)), divided by the number of then issued and outstanding public shares, subject to applicable law.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend the completion window, our sponsor’s investment in our founder shares and our private placement units (and the securities comprising such units) will be worthless.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	Moreover, we may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.
SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	the Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the anti-dilution rights of our founder shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. If these entities decide to pursue any such opportunity, we may be precluded from pursuing such opportunities. As a result, any such entity may be given priority over us with respect to business combination opportunities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. However, we do not believe that any such potential conflicts would materially affect our ability to complete our initial business combination.

Our sponsor, officers or directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such blank check company may present additional conflicts of interest in pursuing an acquisition target, particularly if there is overlap among investment mandates and the board and management teams. Although we have no formal policy in place for vetting potential conflicts of interest, our board of directors will review any potential conflicts of interest on a case-by-case basis.

Our executive officers and our directors may have interests that differ from you in connection with the business combination, including the fact that they may lose their entire investment in us if our initial business combination is not completed, except to the extent they receive liquidating distributions from assets outside the trust account, and accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

Spac Offering Dilution Line Items
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	—	—	—	—	—	—	—	—	—	—
Increase attributable to public shareholders	7.12	7.13	6.49	6.50	5.50	5.51	3.70	3.72	(0.58)	(0.57)
Pro forma net tangible book value after this offering and the sale of the private placement warrants	7.12	7.13	6.49	6.50	5.50	5.51	3.70	3.72	(0.58)	(0.57)
Dilution to public shareholders	2.88	2.87	3.51	3.50	4.50	4.49	6.30	6.28	10.58	10.57
Percentage of dilution to public shareholders	28.80%	28.70%	35.10%	35.00%	45.00%	44.90%	63.00%	62.80%	105.80%	105.70%

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Numerator:
Net tangible book deficit before this offering	(14,547)	(14,547)	(14,547)	(14,547)	(14,547)	(14,547)	(14,547)	(14,547)	(14,547)	(14,547)
Net proceeds from this offering and the sale of the private placement warrants(1)	201,000,000	231,000,000	201,000,000	231,000,000	201,000,000	231,000,000	201,000,000	231,000,000	201,000,000	231,000,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	32,300	32,300	32,300	32,300	32,300	32,300	32,300	32,300	32,300	32,300
Less: Deferred underwriting commissions	(7,000,000)	(8,050,000)	(6,500,000)	(7,475,000)	(6,000,000)	(6,900,000)	(5,500,000)	(6,325,000)	(5,000,000)	(5,750,000)
Less: Over-allotment liability	(218,400)	—	(218,400)	—	(218,400)	—	(218,400)	—	(218,400)	—
Less: Amounts paid for redemptions(2)	—	—	(50,000,000)	(57,500,000)	(100,000,000)	(115,000,000)	(150,000,000)	(172,500,000)	(200,000,000)	(230,000,000)
	193,799,353	222,967,753	144,299,353	166,042,753	94,799,353	109,117,753	45,299,353	52,192,753	(4,200,647)	(4,732,247)
Denominator:
Ordinary shares outstanding prior to this offering	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667
Ordinary shares forfeited if over-allotment is not exercised	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—
Ordinary shares offered and sale of private placement shares	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Private placement shares	565,000	625,000	565,000	625,000	565,000	625,000	565,000	625,000	565,000	625,000
Less: Ordinary shares redeemed	—	—	(5,000,000)	(5,750,000)	(10,000,000)	(11,500,000)	(15,000,000)	(17,250,000)	(20,000,000)	(23,000,000)
	27,231,667	31,291,667	22,231,667	25,541,667	17,231,667	19,791,667	12,231,667	14,041,667	7,231,667	8,291,667

(1)	Expenses applied against gross proceeds include offering expenses of approximately $650,000 and underwriting commissions of $0.20 per unit sold in this offering, or $4,000,000 in the aggregate (or $4,600,000 in the aggregate if the underwriters’ over-allotment option is exercised in full), payable to BTIG, LLC upon the closing of this offering. See “Use of Proceeds.”
(2)	Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $0.35 per unit sold in this offering, or up to 3.5% of the gross proceeds of the offering, or up to $7,000,000 in the aggregate (or up to $8,050,000 in the aggregate if the underwriters’ over-allotment option is exercised in full) payable to BTIG, LLC for deferred underwriting commissions to be deposited in a trust account located in the United States and released to BTIG, LLC only upon the completion of an initial business combination. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.
(3)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, officers or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”

SPAC, Material Potential Source of Future Dilution of Shares not Tendered [Text Block]	The difference between the public offering price per unit and the NTBV per Class A ordinary share after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of outstanding Class A ordinary shares.
SPAC, Adjusted Net Tangible Book Value Per Share, Calculation, Additional Information [Text Block]	The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private placement units, as further described in this prospectus and (iv) no value is attributed to the warrants, and (B) assume the issuance of 20,000,000 Class A ordinary shares (or 23,000,000 Class A ordinary shares if the over-allotment option is exercised in full) and 6,666,667 founder shares (up to 1,000,000 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full). Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. The assumed exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. In addition, as we intend to target an initial business combination with a target business whose enterprise value is greater than what we could acquire with the net proceeds of this offering and the sale of the private placement units, we may need to issue ordinary shares, preference shares and convertible equity or debt securities in connection with additional financing. Any such issuances of equity securities may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.